Non-controlling interests	12 Months Ended
Dec. 31, 2019
Non-controlling interests
Non-controlling interests

11.    Non-controlling interests

The following table summarizes the Company’s non-controlling interests:

	As of December 31,
	2018	2019
	(In thousands)
Weibo	$969,803	$1,279,707
Others	75,278	(20,275)
Total	$1,045,081	$1,259,432

Non-controlling interests related to Weibo mainly represent Weibo’s cumulative results of operations and changes in equity (deficit) attributable to non-controlling shareholders, along with non-controlling shareholders’ original investments for the ordinary and preferred shares issued by Weibo. The increase in non-controlling interests related to Weibo both for 2018 and 2019 mainly resulted from the pick-up of Weibo’s results of operations and changes in equity attributable to non-controlling shareholders (Note 10— Investment in Weibo).